Filed pursuant to rule 497(e);

File Nos. 333-84639 and 811-09521

MANAGERS AMG FUNDS

Essex Small/Micro Cap Growth Fund

(Statement of Information dated October 1, 2013)

GW&K Municipal Bond Fund

GW&K Municipal Enhanced Yield Fund

GW&K Small Cap Equity Fund

Renaissance Large Cap Growth Fund

Skyline Special Equities Portfolio

TimesSquare International Small Cap Fund

TimesSquare Mid Cap Growth Fund

TimesSquare Small Cap Growth Fund

(Statement of Information dated April 29, 2013, as supplemented October 15, 2013)

Systematic Mid Cap Value Fund

Systematic Value Fund

(Statement of Information dated July 1, 2013)

Trilogy Emerging Markets Equity Fund

Trilogy Global Equity Fund

Trilogy International Small Cap Fund

(Statement of Information dated March 1, 2013)

Yacktman Focused Fund

Yacktman Fund

(Statement of Information dated April 29, 2013, as supplemented December 2, 2013)

Supplement dated December 18, 2013 to the

Statements of Additional Information dated and supplemented as noted above.

The following information supplements and supersedes any information to the contrary relating to Essex Small/Micro Cap Growth Fund, GW&K Municipal Bond Fund, GW&K Municipal Enhanced Yield Fund, GW&K Small Cap Equity Fund, Renaissance Large Cap Growth Fund, Skyline Special Equities Portfolio, TimesSquare International Small Cap Fund, TimesSquare Mid Cap Growth Fund, TimesSquare Small Cap Growth Fund, Systematic Mid Cap Value Fund, Systematic Value Fund, Trilogy Emerging Markets Equity Fund, Trilogy Global Equity Fund, Trilogy International Small Cap Fund, Yacktman Focused Fund and Yacktman Fund (each, a “Fund” and collectively, the “Funds”), each a series of Managers AMG Funds (the “Trust”), contained in the Funds’ Statements of Additional Information dated and supplemented as noted above.

At a meeting of shareholders of the Funds held on July 2, 2013, as adjourned to August 20, 2013, September 27, 2013, October 22, 2013, October 30, 2013, and November 22, 2013,

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shareholders of the Trust voted to (1) re-elect all of the Trust’s current trustees and elect three new nominees to the board of trustees of the Trust (the “Board” or the “Trustees”), (2) approve amended fundamental investment restrictions for certain of the Funds, and (3) approve the amendment and restatement of the Master Trust Agreement of the Trust.

The table in the “Trustees and Officers” section in the Statement of Additional Information for each Fund other than Essex Small/Micro Cap Growth Fund is amended to add the following:

Independent Trustees.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Kurt Keilhacker DOB: 10/5/63	Trustee since 2013	Managing Member, TechFund Europe (2000-Present); Managing Member, TechFund Capital (1997-Present)	39	None	Significant board experience; significant experience in the venture capital industry; significant experience as co-founder of a number of technology companies.

Richard F. Powers III DOB: 2/2/46	Trustee since 2013	Adjunct Professor, Boston College (2011-Present)	39	Director of Ameriprise Financial Inc. (2005-2009)	Significant board experience; significant executive experience with several financial services firms; significant experience as President and Chief Executive Officer of a mutual fund complex.

Victoria Sassine DOB: 8/11/65	Trustee since 2013	Lecturer, Babson College (2007 – Present)	39	None	Currently professor of finance; significant business and finance experience in strategic financial and operation management positions in a variety of industries; accounting experience in a global accounting firm; experience as a board member of various organizations; Certified Public Accountant.

*	The Fund Complex consists of the funds of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

In addition, in the “Fundamental Investment Restrictions” section of the Statement of Additional Information for each Fund other than Essex Small/Micro Cap Growth Fund, Systematic Value Fund, Yacktman Focused Fund and Yacktman Fund, each Fund’s fundamental investment restrictions, including any related explanatory notes, are deleted in their entirety and replaced with the following:

Each Fund:

(1) May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the Securities and Exchange Commission or any successor organization or their staff under, such Act, rules or regulations.

(2) May borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the Securities and Exchange Commission or any successor organization or their staff under, such Act, rules or regulations.

(3) May lend money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the Securities and Exchange Commission or any successor organization or their staff under, such Act, rules or regulations.

(4) May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the Securities and Exchange Commission or any successor organization or their staff under, such Act, rules or regulations.

(5) May purchase and sell commodities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the Securities and Exchange Commission or any successor organization or their staff under, such Act, rules or regulations.

(6) May purchase and sell real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the Securities and Exchange Commission or any successor organization or their staff under, such Act, rules or regulations.

(7) May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or under regulatory guidance or interpretations of such Act, rules or regulations.

(8) May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, and the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, and under regulatory guidance or interpretations of such Act, rules or regulations.

Any restriction on investments or use of assets, including, but not limited to, percentage and rating restrictions, set forth in this SAI or each Fund’s Prospectus shall be measured only at the time of investment, and any subsequent change, whether in the value, percentage held, rating or otherwise, will not constitute a violation of the restriction, other than with respect to investment restriction (2) above related to borrowings by the Fund.

Unless otherwise provided, for purposes of a determining whether a Fund’s investments are concentrated in a particular industry or group of industries, the term “industry” shall be defined by reference to the Global Industry Classification Standard put forth by S&P and Morgan Stanley Capital International.

In addition, in the “Fundamental Investment Restrictions” section of the Statement of Additional Information for Essex Small/Micro Cap Growth Fund, the following is added as the last paragraph of the section:

Unless otherwise provided, for purposes of a determining whether the Fund’s investments are concentrated in a particular industry or group of industries, the term “industry” shall be defined by reference to the Global Industry Classification Standard put forth by S&P and Morgan Stanley Capital International.

Finally, the disclosure in the “Other Information – Massachusetts Business Trust” and “Other Information – Description of Shares” sections of each Fund’s Statement of Additional Information is replaced in its entirety by the following:

Massachusetts Business Trust

Each Fund is a series of a “Massachusetts business trust.” A copy of the Amended and Restated Agreement and Declaration of Trust for the Trust (the “Declaration of Trust”) is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and is described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of a

Fund and that every note, bond, contract, instrument, certificate or undertaking made on behalf of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by a Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Funds.

The Declaration of Trust further provides that no Trustee, officer, employee, agent or shareholder of the Funds is liable to any third persons in connection with the affairs of the Funds. Nothing in the Declaration of Trust shall protect any Trustee from any liability that arises from his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of the office of the Trustee. The Declaration of Trust also provides that all third persons shall look solely to the assets of the Funds for any satisfaction of claims arising in connection with the affairs of the Funds. With the exceptions stated and except with respect to any matter as to which a Trustee or officer, including a person who serves at the Trust’s request as a director, officer or trustee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (each such Trustee, officer or person hereinafter referred to as a “Covered Person”) shall have been finally adjudicated in a decision on the merits in any action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust, the Trust’s Declaration of Trust provides that a Covered Person is entitled to be indemnified against all liability in connection with the affairs of the Funds.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Funds each represent a separate series of shares of beneficial interest. See “Massachusetts Business Trust” above. The Trustees may, without shareholder approval, divide the shares of any series of the Trust into one or more classes and combine the shares of two or more classes of any series into a single class. The Trustees have authorized the issuance of three classes of shares of each of the GW&K Small Cap Equity Fund, GW&K Municipal Enhanced Yield Fund, GW&K Municipal Bond fund, Renaissance Large Cap Growth Fund, Systematic Mid Cap Value Fund, Trilogy Emerging Markets Equity Fund, Trilogy Global Equity Fund, Trilogy International Small Cap Fund, Yacktman Focused Fund and Yacktman Fund – the Institutional Class, Service Class, and Investor Class shares. The Trustees have authorized the issuance of two classes of shares of the Systematic Value Fund – Investor Class and Institutional

Class. The Trustees have authorized the issuance of two classes of shares of each of the TimesSquare Small Cap Growth Fund, TimesSquare Mid Cap Growth Fund and TimesSquare International Small Cap Fund – the Institutional Class and the Premier Class. The Trustees have authorized the issuance of one class of shares of the Essex Small/Micro Cap Growth Fund – Investor Class. The Skyline Special Equities Portfolio currently does not offer multiple share classes.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares (without par value) of one or more series and to divide or combine the shares of any series or class, if applicable, into a greater or lesser number without changing the proportionate beneficial interest in the series or class. Each share of each Fund represents an equal proportionate interest in such Fund with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Business Trust” above. Shares of the Funds have no preemptive or conversion rights. The rights of redemption and exchange are described in the Prospectus and in this SAI.

The shareholders of the Trust are entitled to one vote for each whole share held of a Fund (or a class thereof) (or a proportionate fractional vote in respect of a fractional share), on matters on which shares of the Fund (or a class thereof) shall be entitled to vote.

Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, and to set the length of their own terms subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative in the election of Trustees so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call meetings of shareholders for action by shareholder vote as may be required or permitted by either the 1940 Act or by the Trust’s Declaration of Trust.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of shares of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and NAV procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of any such additional series, to the extent required by the 1940 Act.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE